Consolidated Condensed Interim Balance Sheets (Unaudited) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 3,958,439	$ 4,759,711	$ 4,136,803	$ 17,782
Taxes and other receivables	14,082	9,572	11,062	45,499
Prepaid expenses	155,857	234,627	170,883	28,778
Deferred costs				90,771
Assets, total	4,128,378	5,003,910	4,318,748	182,830
Current liabilities
Accounts payable and accrued liabilities	256,527	244,906	140,457	677,615
Related party payables	37,659	54,960	109,030	447,777
Current liabilities, total	294,186	299,866	249,487	1,125,392
Loan payable to Valent		276,439	272,372	264,352
Stock option liability	180,350	217,759	212,561
Derivative liability	1,567,291	3,329,367	4,402,306	121,000
Liabilities, total	2,041,827	4,123,431	5,136,726	1,510,744
Stockholders 'Equity
Preferred stock Authorized 5,000,000 shares, $0.001 par value Issued and outstanding 278,530 Series A shares at December 31, 2014(June 30, 2014 - none)	278,530
1 special voting share at December 31, 2014 (June 30, 2014 - 1)
Common stock Authorized 200,000,000 shares, $0.001 par value Issued and outstanding 38,580,306 at December 31, 2014 (June 30, 2014 - 35,992,343)	38,580	35,992	31,535	13,050
Additional paid-in capital	16,625,081	13,286,278	8,791,715	2,326,885
Warrants	6,187,805	6,200,445	6,202,100	153,106
Accumulated deficit	(21,064,623)	(18,663,414)	(15,864,506)	(3,842,133)
Accumulated other comprehensive income	21,178	21,178	21,178	21,178
Stockholders' equity, total	2,086,551	880,479	(817,978)	(1,327,914)
Liabilities and equity, total	$ 4,128,378	$ 5,003,910	$ 4,318,748	$ 182,830